OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

	US dollars
	December 31,
(in thousands)	2020	2019
Prepaid expenses	22,996	32,679
Government institutions	6,247	5,549
Deferred installation expenses	6,993	8,405
Advances to suppliers	1,286	967
Employees	287	428
Others	815	1,173
	38,624	49,201